TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade payables	46,760	46,560
Other payables	11,424	10,660
	58,184	57,220